CONDENSED CONSOLIDATED INTERIM BALANCE SHEETS (Unaudited) (Parenthetical) - shares shares in Millions	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, shares issued (in shares)	503.6	499.3
Common stock, shares outstanding (in shares)	503.6	499.3